Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 93.8%
$1,000,000	AGL Core CLO IV Ltd. Series 2020-4A, 5.264%, (3-Month Term SOFR+138 basis points), 10/20/2037[1,2,3]	$1,004,304
2,000,000	AMMC CLO XXXI Ltd. Series 2025-31A, 5.194%, (3-Month Term SOFR+131 basis points), 2/20/2038[1,2,3]	2,007,802
2,000,000	Apidos CLO XXXIX Ltd. Series 2022-39A, 5.400%, (3-Month Term SOFR+123 basis points), 10/21/2038[1,2,3]	2,004,847
1,500,000	Bain Capital Credit CLO Ltd. Series 2025-1A, 5.020%, (3-Month Term SOFR+116 basis points), 4/23/2038[1,2,3]	1,499,752
470,000	BlueMountain CLO XXIV Ltd. Series 2019-24A, 5.246%, (3-Month Term SOFR+136.16 basis points), 4/20/2034[1,2,3]	470,454
1,400,000	BlueMountain CLO XXV Ltd. Series 2019-25A, 5.255%, (3-Month Term SOFR+135 basis points), 1/15/2038[1,2,3]	1,405,207
1,000,000	Carval CLO VIII-C Ltd. Series 2022-2A, 5.277%, (3-Month Term SOFR+142 basis points), 10/22/2037[1,2,3]	1,003,817
1,000,000	CarVal CLO XI-C Ltd. Series 2024-3A, 5.274%, (3-Month Term SOFR+139 basis points), 10/20/2037[1,2,3]	1,003,990
250,000	CBAM Ltd. Series 2017-2A, 5.333%, (3-Month Term SOFR+145.16 basis points), 7/17/2034[1,2,3]	250,271
1,000,000	Cedar Funding IX CLO Ltd. Series 2018-9A, 5.304%, (3-Month Term SOFR+142 basis points), 7/20/2037[1,2,3]	1,003,757
2,000,000	Cedar Funding VIII CLO Ltd. Series 2017-8A, 5.102%, (3-Month Term SOFR+122 basis points), 1/17/2038[1,2,3]	2,003,805
1,000,000	CIFC Funding Ltd. Series 2019-6A, 5.344%, (3-Month Term SOFR+145 basis points), 7/16/2037[1,2,3]	1,003,808
2,000,000	Fortress Credit BSL XXIII Ltd. Series 2025-2A, 5.556%, (3-Month Term SOFR+140 basis points), 10/15/2038[1,2,3]	2,008,733
2,000,000	Fortress Credit BSL XXVI Ltd. Series 2024-4A, 5.305%, (3-Month Term SOFR+140 basis points), 1/15/2038[1,2,3]	2,008,702
1,000,000	Harvest U.S. CLO Ltd. Series 2024-2A, 5.305%, (3-Month Term SOFR+140 basis points), 10/15/2037[1,2,3]	1,004,370

Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,000,000	Kennedy Lewis CLO IX Ltd. Series 9A, 5.234%, (3-Month Term SOFR+135 basis points), 1/20/2038[1,2,3]	$1,003,858
1,500,000	LCM XL Ltd. Series 40A, 5.275%, (3-Month Term SOFR+137 basis points), 1/15/2038[1,2,3]	1,506,253
900,000	LCM XXXII Ltd. Series 32A, 5.256%, (3-Month Term SOFR+137.16 basis points), 7/20/2034[1,2,3]	900,860
2,000,000	Magnetite XXXIV Ltd. Series 2023-34A, 5.045%, (3-Month Term SOFR+114 basis points), 1/15/2038[1,2,3]	1,998,444
1,000,000	Milford Park CLO Ltd. Series 2022-1A, 5.044%, (3-Month Term SOFR+116 basis points), 1/20/2038[1,2,3]	999,981
750,000	MP CLO VIII Ltd. Series 2015-2A, 5.321%, (3-Month Term SOFR+146.16 basis points), 4/28/2034[1,2,3]	750,849
1,000,000	Neuberger Berman Loan Advisers CLO XXXIX Ltd. Series 2020-39A, 5.414%, (3-Month Term SOFR+153 basis points), 4/20/2038[1,2,3]	1,004,047
1,000,000	Octagon Investment Partners XLVII Ltd. Series 2020-1A, 5.137%, (3-Month Term SOFR+128 basis points), 1/22/2038[1,2,3]	1,003,411
1,000,000	Octagon Investment Partners XXIX Ltd. Series 2016-1A, 5.304%, (3-Month Term SOFR+142 basis points), 7/18/2037[1,2,3]	1,004,140
	Rockford Tower CLO Ltd.
300,000	Series 2021-1A, 5.316%, (3-Month Term SOFR+143.16 basis points), 7/20/2034[1,2,3]	300,307
1,000,000	Series 2024-1A, 5.494%, (3-Month Term SOFR+161 basis points), 4/20/2037[1,2,3]	1,004,058
30,636	Shackleton CLO Ltd. Series 2013-4RA, 5.173%, (3-Month Term SOFR+126.16 basis points), 4/13/2031[1,2,3]	30,652
1,500,000	Silver Point CLO VII Ltd. Series 2024-7A, 5.265%, (3-Month Term SOFR+136 basis points), 1/15/2038[1,2,3]	1,506,097
1,000,000	Sound Point CLO XXIII Series 2019-2A, 5.336%, (3-Month Term SOFR+143.16 basis points), 7/15/2034[1,2,3]	1,000,940
1,500,000	Trinitas CLO XXX Ltd. Series 2024-30A, 5.230%, (3-Month Term SOFR+137 basis points), 10/23/2037[1,2,3]	1,506,138
1,000,000	Venture XLVI CLO Ltd. Series 2022-46A, 5.334%, (3-Month Term SOFR+145 basis points), 10/20/2037[1,2,3]	1,003,816

Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$78,566	Vibrant CLO XI Ltd. Series 2019-11A, 5.266%, (3-Month Term SOFR+138.16 basis points), 7/20/2032[1,2,3]	$78,604
2,000,000	Voya CLO Ltd. Series 2021-2A, 5.054%, (3-Month Term SOFR+117 basis points), 4/20/2038[1,2,3]	2,000,395
1,000,000	Wellfleet CLO Ltd. Series 2024-1A, 5.474%, (3-Month Term SOFR+159 basis points), 7/18/2037[1,2,3]	1,004,076
500,000	WISE CLO Ltd. Series 2023-2A, 5.705%, (3-Month Term SOFR+180 basis points), 1/15/2037[1,2,3]	501,182
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $39,768,472)	39,791,727
	TOTAL INVESTMENTS — 93.8%
	(Cost $39,768,472)	39,791,727
	Other Assets in Excess of Liabilities — 6.2%	2,629,755
	TOTAL NET ASSETS — 100.0%	$42,421,482

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $39,791,727, which represents 93.80% of total net assets of the Fund.